AllianceBernstein
                  -------------------------------------------
                                    Exchange
                  -------------------------------------------
                                    Reserves
                  -------------------------------------------


                               Semi-Annual Report
                                 March 31, 2003

--------------------------------------------------------------------------------
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------


May 19, 2003

Dear Shareholder:
We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. We believe the new name represents the very best of what the union of Alliance Capital and Sanford
C. Bernstein can offer our clients -- investment services that leverage a depth of expertise and industry leadership unrivaled by any other money management firm in the world.

All of Alliance Capital's domestic mutual funds have been renamed
AllianceBernstein, and we expect our investors to benefit from Alliance's and Bernstein's long-standing reputations for excellence in performing investment research.

We're sure you'll come to find that AllianceBernstein will deliver all that its new name promises -- great investment services built upon great research that drives great results!

This report provides an overview of economic conditions during AllianceBernstein Exchange Reserves' semi-annual reporting period ended March 31, 2003.

AllianceBernstein Exchange Reserves (the "Fund") serves as the money market fund exchange vehicle, to the extent described in its prospectus, for the AllianceBernstein mutual funds. The Fund's investment objective is to provide maximum current income consistent with safety of principal and liquidity.

Economic Commentary

Pessimism has ruled the market over
most of the last three years--with stocks losing close to $7 trillion in market value--even as the economy continued to grow. Recently, for the first time in modern history, the Federal Reserve hinted that they are more worried about too little inflation than too much. The mere suggestion of monetary policymakers being worried about a further deceleration in inflation, if not outright deflation, has triggered panic buying in the Treasury market, pushing long-term yields to their lowest levels in over 40 years.

As a result, the financial markets are moving at a rapid pace and investor expectations of an economic recovery are changing equally as fast. The inflation experience of 1994 and 1995 taught us unequivocally that in the end, inflation is a monetary phenomenon. In fact, despite robust growth, high and rising capacity utilization readings, and relatively large increases in commodity prices, both total and core consumer prices actually rose less in 1994 than they did in 1993. Inflation was unable to take hold because monetary conditions were not relaxed enough to allow it.

Today's relatively strong gains in broad money and credit leads us to believe that the risk of deflation is relatively small. Having said that, and having experienced 1994, we believe that the Federal Open Market Committee (FOMC) would not be averse to considering further easing moves to stave off even the remotest threat of deflation. If we are correct that the risks of deflation are low (if at all present), we expect that concrete proof of this will not be evident until later this year or early 2004. Barring a significant change in the economic and financial landscape between now and the FOMC's June meeting, we believe odds of an additional easing move (by conventional or unconventional means) grow with each passing day. In fact, with the broad monetary aggregates up over $100 billion in the last four weeks, one could say that the Fed is already providing added liquidity to the banking system, thereby reducing the threat of deflation even further.

We appreciate your continued interest in AllianceBernstein Exchange Reserves.

Sincerely,

/s/ John D. Carifa

John D. Carifa
Chairman and President

Statement Of Net Assets
March 31, 2003 (unaudited)

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------


         Principal
         Amount
         (000)    Security                 Yield           Value
--------------------------------------------------------------------------------
                  COMMERCIAL
                  PAPER-68.7%
                  Aegon Funding Corp.
      $  17,323   5/01/03 (a) ...........   1.27%    $  17,304,666
                  American General
                  Finance Corp.
         20,350   4/01/03 ...............   1.32        20,350,000
                  Amstel Funding Corp.
          6,956   4/22/03 (a) ...........   1.26         6,950,887
                  Aspen Funding Corp.
         28,000   4/11/03 (a) ...........   1.22        27,990,511
                  Barton Capital Corp.
         10,007   4/07/03 (a) ...........   1.24        10,004,932
         10,000   4/07/03 (a) ...........   1.25         9,997,917
                  Britannia Building
                  Society
         20,000   5/23/03 ...............   1.27        19,963,311
                  CDC Commercial Paper
         50,000   5/02/03 (a) ...........   1.22        49,947,472
                  Clipper Receivables
                  Corp.
         50,000   4/02/03 ...............   1.26        49,998,250
                  Concord Minutemen
                  Capital Co. LLC
         23,233   4/11/03 (a) ...........   1.24        23,224,998
                  Delaware Funding Corp.
         25,000   5/06/03 (a) ...........   1.26        24,969,375
                  Den Norske Bank ASA
         20,000   5/07/03 ...............   1.26        19,974,800
                  Depfa Bank Europe
         20,000   5/12/03 ...............   1.27        19,971,186
                  Dexia Delaware LLC
         25,000   5/09/03 ...............   1.25        24,967,014
                  Fairway Finance Corp.
         20,000   4/04/03 (a) ...........   1.25        19,997,917
                  Fountain Square
                  Commercial Funding
         50,000   4/01/03 (a) ...........   1.38        50,000,000
                  General Electric Capital
                  Services, Inc.
         33,000   5/29/03 ...............   1.26        32,933,010
                  Giro Balanced Funding
                  Corp.
         50,000   5/05/03 (a) ...........   1.26        49,940,500
                  Goldman Sachs
                  Group, LP
         22,000   7/15/03 MTN (a) .......   1.26        21,919,150
                  Governor & Co. of
                  The Bank of Ireland
         20,000   5/15/03 ...............   1.26        19,969,200
                  HBOS Treasury
                  Services PLC
         50,000   5/16/03 ...............   1.26        49,921,562
                  Jupiter Securitization
                  Corp.
         25,000   5/05/03 (a) ...........   1.28        24,969,778
                  Landesbank NRW
         18,000   6/26/03 ...............   1.27        18,000,000
                  Lexington Parker
                  Capital
         22,000   4/14/03 (a) ...........   1.24        21,990,149
                  Morgan Stanley
                  Dean Witter
         20,000   6/25/03 MTN ...........   1.24        19,941,444
                  Norddeutsche
                  Landesbank
         50,000   5/07/03 (a) ...........   1.26        49,937,000
                  Old Line Funding Corp.
         13,873   4/15/03 (a) ...........   1.25        13,866,256
                  Private Export
                  Funding Corp.
         22,000   4/15/03 (a) ...........   1.26        21,989,220
                  Rabobank Nederland BA
         75,000   4/01/03 ...............   1.34        75,000,000
                  Receivables Capital
                  Corp.
         20,000   4/15/03 (a) ...........   1.24        19,990,356
         15,909   4/11/03 (a) ...........   1.25        15,903,476
                  Salomon Smith Barney
                  Holdings, Inc.
         50,000   6/04/03 ...............   1.20        49,893,333
                  Scaldis Capital LLC
          5,000   4/07/03 (a) ...........   1.25         4,998,958
         15,236   5/12/03 (a) ...........   1.27        15,213,963
                  Tannehill Capital
                  Co. LLC
         22,000   4/17/03 (a) ...........   1.25        21,987,778
                  Three Rivers
                  Funding Corp.
         23,000   4/14/03 (a) ...........   1.25        22,989,618
                  Toronto-Dominion
                  Holdings
         20,000   5/06/03 ...............   1.26        19,975,597
                  UBS Finance, Inc.
         75,000   4/01/03 ...............   1.39        75,000,000
                  Verizon Network
                  Funding Corp.
         20,000   5/13/03 ...............   1.25        19,970,833

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------


         Principal
         Amount
         (000)    Security                 Yield           Value
--------------------------------------------------------------------------------
                  Wachovia Bank BA
      $  10,000   7/28/03 ...............   1.25%    $   9,959,028
          3,000   7/24/03 ...............   1.25         2,988,125
          5,250   7/23/03 ...............   1.25         5,229,401
          2,029   7/15/03 ...............   1.25         2,021,822
                  Wells Fargo Bank
          7,000   4/10/03 ...............   1.25         6,999,964
         43,000   4/28/03 ...............   1.26        43,000,000
                  ZCM Matched Funding
                  Corp.
         20,000   5/15/03 (a) ...........   1.29        19,968,467
                                                     -------------
                  Total Commercial Paper
                  (amortized cost
                  $1,172,081,224) .......            1,172,081,224
                                                     -------------
                  U.S. GOVERNMENT
                  AGENCY
                  OBLIGATIONS-14.3%
                  Federal Home Loan
                  Bank
         60,000   9/27/04 FRN ...........   1.20        59,964,125
         30,400   11/07/03 ..............   1.75        30,400,000
                  Federal Home Loan
                  Mortgage Corp.
        107,000   4/01/03 ...............   1.32       107,000,000
                  Federal National
                  Mortgage Association
         25,000   5/05/03 FRN ...........   1.17        24,998,197
         20,750   4/19/04 ...............   1.40        20,750,000
                                                     -------------
                  Total U.S. Government
                  Agency Obligations
                  (amortized cost
                  $243,112,322) .........              243,112,322
                                                     -------------
                  CERTIFICATES OF
                  DEPOSIT-11.2%
                  Credit Agricole
                  Indosuez
         48,000   6/30/03 FRN ...........   1.22        47,997,135
                  Lloyds TSB Bank PLC
         50,000   4/28/03 ...............   1.25        50,000,000
                  Natexis Banque
         20,000   4/14/03 ...............   1.26        19,999,964
                  Regions Bank
         23,000   5/28/03 ...............   1.26        23,000,000
                  Royal Bank of Scotland
                  PLC
         50,000   4/28/03 ...............   1.26        49,952,750
                                                     -------------
                  Total Certificates
                  of Deposit
                  (amortized cost
                  $190,949,849) .........              190,949,849
                                                     -------------
                  CORPORATE
                  OBLIGATIONS-6.5%
                  Landesbank Berlin-
                  Girozentrale
         50,000   5/06/03 MTN ...........   1.26        49,938,750
                  Merrill Lynch
                  & Co., Inc.
         25,000   4/01/03 FRN MTN .......   1.31        25,000,000
                  Svenska
                  Handelsbanken AB
         16,700   5/19/03 ...............   1.26        16,671,944
                  UniCredito Italiano SPA
         20,000   4/30/03 MTN ...........   1.26        20,000,000
                                                     -------------
                  Total Corporate
                  Obligations
                  (amortized cost
                  $111,610,694) .........              111,610,694
                                                     -------------
                  TOTAL
                  INVESTMENTS-100.7%
                  (amortized cost
                  $1,717,754,089) .......            1,717,754,089
                  Other assets less
                  liabilities-(0.7%) ....              (12,602,105)
                                                     -------------
                  NET ASSETS-100%
                  (offering and redemption
                  price of $1.00 per share;
                  980,309,934 Class A shares;
                  380,699,632 Class B shares;
                  85,185,716 Class C shares
                  and 258,964,479 Advisor
                  Class shares outstanding)        $ 1,705,151,984
                                                     -------------


--------------------------------------------------------------------------------
(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2003, these securities amounted to $566,053,344 representing 33.2% of net assets.

     Glossary of Terms:
     FRN - Floating Rate Note
     MTN - Medium Term Note
     See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2003 (unaudited)

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------


INVESTMENT INCOME
         Interest ...............................                  $  11,536,865
EXPENSES
  Advisory fee ..................................  $  1,961,784
  Distribution fee--Class A .....................     2,102,107
  Distribution fee--Class B .....................     1,652,043
  Distribution fee--Class C .....................       349,965
  Transfer agency ...............................     1,418,024
  Custodian .....................................       148,500
  Registration fees .............................        88,476
  Administrative ................................        53,301
  Printing ......................................        52,028
  Audit and legal ...............................        29,679
  Trustees' fees ................................         9,600
  Miscellaneous .................................         4,124
                                                   ------------
  Total expenses ................................     7,869,631
  Less: expense offset arrangement (see Note B)..        (4,250)
  Less:expenses waived (see Note C) .............      (281,079)
                                                   ------------
  Net expenses ..................................                     7,584,302
                                                                    -----------
  Net investment income .........................                     3,952,563
REALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions...                        14,598
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......                   $ 3,967,161
                                                                    ===========


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------


                                                               Six Months Ended       Year Ended
                                                                 March 31, 2003      September 30,
                                                                   (unaudited)            2002
                                                               ================      =============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ...................................  $     3,952,563       $    12,220,358
   Net realized gain (loss) on investment transactions .....           14,598               (22,375)
                                                              ---------------       ---------------
   Net increase in net assets from operations ..............        3,967,161            12,197,983
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ...............................................       (2,254,614)           (6,953,131)
     Class B ...............................................         (370,913)           (1,835,886)
     Class C ...............................................         (126,874)             (778,663)
     Advisor Class .........................................       (1,200,162)           (2,652,678)
   Net realized gain on investment transactions
     Class A ...............................................               -0-              (26,738)
     Class B ...............................................               -0-              (15,586)
     Class C ...............................................               -0-               (3,921)
     Advisor Class .........................................               -0-               (4,289)
TRANSACTION IN SHARES OF BENEFICIAL INTEREST
   Net increase ............................................      144,690,171           326,818,738
                                                              ---------------       ---------------
   Total increase ..........................................      144,704,769           326,745,829
NET ASSETS
   Beginning of period .....................................    1,560,447,215         1,233,701,386
                                                              ---------------       ---------------
   End of period ...........................................  $ 1,705,151,984       $ 1,560,447,215
                                                              ---------------       ---------------


See notes to financial statements.

Notes To Financial Statements
March 31, 2003 (unaudited)

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------


NOTE A: Significant Accounting Policies
AllianceBernstein Exchange Reserves (the "Fund"), formerly AFD Exchange Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund's investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers, as described in the prospectus, Class A, Class B, Class C and Advisor Class shares. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other Alliance Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other Alliance Mutual Funds without any sales charge at the time of purchase, but on Class A shares that were received in exchange for Alliance Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the Alliance Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash, to the extent described in the prospectus, without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged, to the extent described in the prospectus, for Class B shares of other Alliance Mutual Funds. Class B shares also are offered in exchange, to the extent described in the prospectus, for Class B shares of other Alliance Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of Alliance Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the Alliance Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another Alliance Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other Alliance Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another Alliance Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to investors participating in fee-based programs and to certain retirement plan accounts.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------


2. Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

5. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and other Transactions with Affiliates
The Fund pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets; ..24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2003, such reimbursements totaled $53,301.

For the six months ended March 31, 2003, the Fund's expenses were reduced by $4,250 under an expense offset arrangement with Alliance Global Investor Services, Inc. (AGIS).

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received $421,841, $1,095,856, and $29,625 in contingent deferred sales charges imposed upon redemption by shareholders of Class A, Class B, and Class C shares, respectively, for the six months ended March 31, 2003.

The Fund compensates AGIS, a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $1,159,692 for the six months ended March 31, 2003.

--------------------------------------------------------------------------------

NOTE C: Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares, 1.00% of the average daily net assets attributable to Class B shares and .75% of the average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares. For the period ending March 31, 2003, the Distributor has agreed to waive a portion of the distribution fees in the amount of $268,672, $1,661 and $10,746 for the Class A, Class B and Class C shares, respectively.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At March 31, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At September 30, 2002, the Fund had a capital loss carryforward of $22,375, which expires 2010. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The dividends paid by the Fund for the six months ended March 31, 2003 are deemed to be ordinary income for federal income tax purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.001 par value) are authorized. At March 31, 2003, capital paid-in aggregated $1,705,159,761. Transactions, all at $1.00 per share, were as follows:
                                        ======================================
                                                       CLASS A
                                        ======================================
                                        Six Months Ended          Year Ended
                                         March 31, 2003          September 30,
                                           (unaudited)               2002
                                        ================        ==============
Shares sold ..........................    13,053,931,008        23,668,352,864
Shares issued on reinvestment of
  dividends and distributions ........         2,254,614             6,979,869
Shares converted from Class B ........         4,416,210             9,897,868
Shares redeemed ......................   (12,866,385,669)      (23,563,570,144)

Net increase .........................       194,216,163           121,660,457


                                        ======================================
                                                       CLASS B
                                        ======================================
                                        Six Months Ended          Year Ended
                                         March 31, 2003          September 30,
                                           (unaudited)               2002
                                        ================        ==============

Shares sold ........................         124,682,413           468,603,104
Shares issued on reinvestment of
  dividends and distributions .......            370,913             1,851,472
Shares converted to Class A .........         (4,416,210)           (9,897,868)
Shares redeemed .....................       (172,027,052)         (414,477,310)

Net increase (decrease) .............        (51,389,936)           46,079,398


                                       ======================================
                                                       CLASS C
                                        ======================================
                                        Six Months Ended          Year Ended
                                         March 31, 2003          September 30,
                                           (unaudited)               2002
                                        ================        ==============

Shares sold .........................        230,521,842           720,074,439
Shares issued on reinvestment of
  dividends and distributions .......            126,874               782,584
Shares redeemed .....................       (253,825,118)         (725,867,766)

Net decrease ........................        (23,176,402)           (5,010,743)


8


                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

                                       ======================================
                                                     ADVISOR CLASS
                                        ======================================
                                        Six Months Ended          Year Ended
                                         March 31, 2003          September 30,
                                           (unaudited)               2002
                                        ================        ==============

Shares sold .........................         35,208,545           205,254,790
Shares issued on reinvestment of
  dividends and distributions .......          1,200,162             2,656,967
Shares redeemed .....................        (11,368,361)          (43,822,131)

Net increase ........................         25,040,346           164,089,626

Financial Highlights

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                               -------------------------------------------------------------------------------
                                                                                      CLASS A
                                               -------------------------------------------------------------------------------
                                               Six Months
                                                  Ended
                                                March 31,                     Year Ended September 30,
                                                   2003          -------------------------------------------------------------
                                               (unaudited)          2002         2001         2000         1999         1998
                                              -------------      ---------     --------    ---------     --------     --------
Net asset value, beginning of period ......     $  1.00           $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                -------           -------      -------      -------      -------      -------
Income from Investment Operations
---------------------------------
Net investment income .....................       .0027(a)          .0100        .0414        .0511        .0408        .0454
Net realized gain (loss) on investment
  transactions (b) ........................          -0-               -0-          -0-          -0-          -0-          -0-
                                                -------           -------      -------      -------      -------      -------
Net increase in net asset value from
  operations ..............................       .0027             .0100        .0414        .0511        .0408        .0454
                                                -------           -------      -------      -------      -------      -------
Less: Dividends and Distributions
---------------------------------
Dividends from net investment income ......      (.0027)           (.0100)      (.0414)      (.0511)      (.0408)      (.0454)
Distributions from net realized gain on
  investment transactions .................          -0-               -0-(b)       -0-          -0-          -0-          -0-
                                                -------           -------      -------      -------      -------      -------
Total dividends and distributions .........      (.0027)           (.0100)      (.0414)      (.0511)      (.0408)      (.0454)
                                                -------           -------      -------      -------      -------      -------
Net asset value, end of period ............     $  1.00           $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                =======           =======      =======      =======      =======      =======
Total Return
------------
Total investment return based on net
  asset value (c) .........................        0.34%             1.01%        4.23%        5.24%        4.16%        4.64%
Ratios/Supplemental Data
------------------------
Net assets, end of period (in millions) ...        $980              $786         $664         $680         $290         $168
Ratio to average net assets of:
    Expenses, net of waivers ..............         .91%(d)           .97%         .96%         .99%         .99%        1.06%
    Expenses, before waivers ..............         .97%(d)           .97%         .96%         .99%         .99%        1.06%
    Net investment income .................         .54%(a)(d)        .99%        4.09%        5.14%        4.06%        4.56%



See footnote summary on page 13.


10


                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                               -------------------------------------------------------------------------------
                                                                                      CLASS B
                                               -------------------------------------------------------------------------------
                                               Six Months
                                                  Ended
                                                March 31,                     Year Ended September 30,
                                                   2003          -------------------------------------------------------------
                                               (unaudited)          2002         2001         2000         1999         1998
                                              -------------      ---------     --------    ---------     --------     --------
Net asset value, beginning of period ......     $  1.00           $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                -------           -------      -------      -------      -------      -------
Income from Investment Operations
---------------------------------
Net investment income .....................       .0009(a)          .0051        .0364        .0461        .0357        .0404
Net realized gain (loss) on investment
  transactions (b) ........................          -0-               -0-          -0-          -0-          -0-          -0-
                                                -------           -------      -------      -------      -------      -------
Net increase in net asset value from
  operations ..............................       .0009             .0051        .0364        .0461        .0357        .0404
                                                -------           -------      -------      -------      -------      -------
Less: Dividends and Distributions
---------------------------------
Dividends from net investment income ......      (.0009)           (.0051)      (.0364)      (.0461)      (.0357)      (.0404)
Distributions from net realized gain on
  investment transactions .................          -0-               -0-(b)       -0-          -0-          -0-          -0-
                                                -------           -------      -------      -------      -------      -------
Total dividends and distributions .........      (.0009)           (.0051)      (.0364)      (.0461)      (.0357)      (.0404)
                                                -------           -------      -------      -------      -------      -------
Net asset value, end of period ............     $  1.00           $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                =======           =======      =======      =======      =======      =======
Total Return
------------
Total investment return based on net
  asset value (c) .........................        0.13%             0.51%        3.71%        4.72%        3.64%        4.13%
Ratios/Supplemental Data
------------------------
Net assets, end of period (in millions) ...        $381              $432         $386         $169         $267         $152
Ratio to average net assets of:
   Expenses, net of waivers ...............        1.29%(d)          1.48%        1.47%        1.50%        1.50%        1.58%
   Expenses, before waivers ...............        1.29%(d)          1.48%        1.47%        1.50%        1.50%        1.58%
   Net investment income ..................         .18%(a)(d)        .51%        3.43%        4.54%        3.57%        4.05%



See footnote summary on page 13.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                               -------------------------------------------------------------------------------
                                                                                      CLASS C
                                               -------------------------------------------------------------------------------
                                               Six Months
                                                  Ended
                                                March 31,                     Year Ended September 30,
                                                   2003          -------------------------------------------------------------
                                               (unaudited)          2002         2001         2000         1999         1998
                                              -------------      ---------     --------    ---------     --------     --------
Net asset value, beginning of period ......     $  1.00           $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                -------           -------      -------      -------      -------      -------
Income from Investment Operations
---------------------------------
Net investment income .....................       .0013(a)          .0075        .0389        .0486        .0383        .0430
Net realized gain (loss) on investment
  transactions (b) ........................          -0-               -0-          -0-          -0-          -0-          -0-
                                                -------           -------      -------      -------      -------      -------
Net increase in net asset value from
  operations ..............................       .0013             .0075        .0389        .0486        .0383        .0430
                                                -------           -------      -------      -------      -------      -------
Less: Dividends and Distributions
---------------------------------
Dividends from net investment income ......      (.0013)           (.0075)      (.0389)      (.0486)      (.0383)      (.0430)
Distributions from net realized gain on
  investment transactions .................          -0-               -0-(b)       -0-          -0-          -0-          -0-
                                                -------           -------      -------      -------      -------      -------
Total dividends and distributions .........      (.0013)           (.0075)      (.0389)      (.0486)      (.0383)      (.0430)
                                                -------           -------      -------      -------      -------      -------
Net asset value, end of period ............     $  1.00           $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                =======           =======      =======      =======      =======      =======
Total Return
------------
Total investment return based on net
  asset value (c) .........................        0.18%             0.76%        3.97%        4.98%        3.90%        4.39%
Ratios/Supplemental Data
------------------------
Net assets, end of period (in millions) ...         $85              $108         $113         $129         $128         $125
Ratio to average net assets of:
------------------------------
     Expenses, net of waivers .............        1.20%(d)          1.22%        1.22%        1.24%        1.24%        1.29%
     Expenses, before waivers .............        1.22%(d)          1.22%        1.22%        1.24%        1.24%        1.29%
     Net investment income ................         .27%(a)(d)        .77%        3.85%        4.85%        3.86%        4.34%


See footnote summary on page 13.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                               -------------------------------------------------------------------------------
                                                                                  ADVISOR CLASS
                                               -------------------------------------------------------------------------------
                                               Six Months
                                                  Ended
                                                March 31,                     Year Ended September 30,
                                                   2003          -------------------------------------------------------------
                                               (unaudited)          2002         2001         2000         1999         1998
                                              -------------      ---------     --------    ---------     --------     --------
Net asset value, beginning of period.......     $  1.00           $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                -------           -------      -------      -------      -------      -------
Income from Investment Operations
---------------------------------
Net investment income......................       .0049             .0150        .0464        .0561        .0458        .0505
Net realized gain (loss) on investment
  transactions (b).........................          -0-               -0-          -0-          -0-          -0-          -0-
                                                -------           -------      -------      -------      -------      -------
Net increase in net asset value from
  operations...............................       .0049             .0150        .0464        .0561        .0458        .0505
                                                -------           -------      -------      -------      -------      -------
Less: Dividends and Distributions
---------------------------------
Dividends from net investment income.......      (.0049)           (.0150)      (.0464)      (.0561)      (.0458)      (.0505)
Distributions from net realized gain on
  investment transactions..................          -0-               -0-(b)       -0-          -0-          -0-          -0-
                                                -------           -------      -------      -------      -------      -------
Total dividends and distributions..........      (.0049)           (.0150)      (.0464)      (.0561)      (.0458)      (.0505)
                                                -------           -------      -------      -------      -------      -------
Net asset value, end of period.............     $  1.00           $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                =======           =======      =======      =======      =======      =======
Total Return
------------
Total investment return based on net
  asset value (c)..........................        0.71%             1.51%        4.75%        5.77%        4.68%        5.18%
Ratios/Supplemental Data
------------------------
Net assets, end of period
  (in thousands)...........................    $258,962          $233,919      $69,835       $1,787      $11,576       $3,240
Ratio to average net assets of:
    Expenses...............................         .48%(d)           .48%         .47%         .47%         .49%         .55%
    Net investment income..................         .98%(d)          1.39%        3.76%        5.53%        4.57%        5.08%



--------------------------------------------------------------------------------
(a) Net of expenses waived.
(b) Amount is less than $0.0001.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(d) Annualized.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------


AllianceBernstein Exchange Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free (800) 221-5672


TRUSTEES
John D. Carifa, Chairman & President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr (1)
Clifford L. Michel (1)
Donald J. Robinson (1)


OFFICERS
Kathleen A. Corbet, Senior Vice President
John Kelley, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President


Maria R. Cona, Vice President
Joseph C. Dona, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller



CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

--------------------------------------------------------------------------------
    Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(1) Member of the Audit Committee.

The AllianceBernstein
Family Of Mutual Funds

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------


U.S. Growth Funds
Growth Fund
Growth & Income Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds
Disciplined Value Fund
Global Value Fund
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Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series
U.S. Large Cap Portfolio

Global & International Stock Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio


Taxable Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
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--------------------------------------------------------------------------------
To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.

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AFDSR0303